787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 20, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Bond Fund, Inc.
Securities Act File No. 002-62329
Investment Company Act File No. 811-02857
Post-Effective Amendment No. 69

Ladies and Gentlemen:

On behalf of BlackRock Bond Fund, Inc. (the “Corporation”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 69 (the “Amendment”) to the Corporation’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Corporation, the BlackRock Sustainable Total Return Fund (the “Fund”).

On or around October 1, 2021, the Corporation will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s expense table and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8925.

Very truly yours,

/s/ Curtis A. Tate

Curtis A. Tate

Enclosures

cc:	Jessica A. Herlihy, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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